TRADE AND NOTES PAYABLES - AGEING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of financial liabilities
Trade and notes payables	$ 1,807,687	¥ 12,584,755	¥ 14,009,264
Within 1 Year
Disclosure of financial liabilities
Trade and notes payables		12,145,985	13,598,039
1 to 2 Years
Disclosure of financial liabilities
Trade and notes payables		229,221	140,665
2 and 3 Years
Disclosure of financial liabilities
Trade and notes payables		30,713	47,654
Over 3 years
Disclosure of financial liabilities
Trade and notes payables		¥ 178,836	¥ 222,906